Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Note 2 — Summary of Significant Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation:  The consolidated financial statements include the accounts of NeoStem, Inc. and its wholly owned and partially owned subsidiaries and affiliates as listed below:

Entity	Percentage of Ownership	Location
NeoStem, Inc.	Parent Company	United States of America
NeoStem Therapies, Inc.	100%	United States of America
Stem Cell Technologies, Inc.	100%	United States of America
Amorcyte, LLC	100%	United States of America
NeoStem (China) Inc. (1)	100%	People’s Republic of China
Qingdao Niao Bio-Technology Ltd.* (1)		People’s Republic of China
Beijing Ruijiao Bio-Technology Ltd.* (1)		People’s Republic of China
Tianjin Niou Bio-Technology Co., Ltd.* (1)		People’s Republic of China
CBH Acquisition LLC	100%	United States of America
China Biopharmaceuticals Holdings, Inc. (CBH)	100% owned by CBH Acquisition LLC	United States of America
Suzhou Erye Pharmaceuticals Company Ltd. (2)	51% owned by CBH	People’s Republic of China
Progenitor Cell Therapy, LLC (PCT)	100%	United States of America
NeoStem Family Storage, LLC	100% owned by PCT	United States of America
Athelos Corporation	80.1% owned by PCT	United States of America
PCT Allendale, LLC	100% owned by PCT	United States of America

*
Because certain regulations in the People’s Republic of China (“PRC”) currently restrict or prohibit foreign entities from holding certain licenses and controlling certain businesses in China, the Company created a wholly foreign-owned entity, or WFOE, NeoStem (China), to implement its initiatives in China. To comply with China’s foreign investment regulations with respect to stem cell-related activities, these business initiatives in China are conducted via Chinese domestic entities that are controlled by the WFOE through various contractual arrangements (Variable Interest Entity or “VIE”) and under the principles of consolidation the Company consolidates 100% of their operations.

(1)	Included in the former Regenerative Medicine - China reporting segment, which was discontinued effective March 31, 2012 and is currently reported in discontinued operations.

(2)	Represents the operations of our former Pharmaceutical Manufacturing - China reporting segment, which was discontinued on June 18, 2012, and is currently reported in discontinued operations.

Business Description and Basis of Presentation [Text Block]
Basis of Presentation:  The accompanying Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”) and include the accounts of the Company and its wholly owned and partially owned subsidiaries. In the opinion of management, the accompanying Consolidated Financial Statements of the Company and its subsidiaries, include all normal and recurring adjustments considered necessary to present fairly the Company’s financial position as of December 31, 2011 and 2010, and the results of its operations and its cash flows for the periods presented.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Accordingly, actual results could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents:  Cash and cash equivalents include short-term, highly liquid, investments with maturities of ninety days or less when purchased. As of December 31, 2011, the Company had approximately $791,100 in bank deposits covered by the Federal Deposit Insurance Corporation.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]	Restricted Cash: The Company has restricted cash associated with its Series E Preferred Stock, which is held in escrow, and is recorded in other assets.
Receivables, Policy [Policy Text Block]
Accounts Receivable:  Accounts receivable are carried at original invoice amount less an estimate made for doubtful accounts. The Company applies judgment in connection with establishing the allowance for doubtful accounts. Specifically, the Company analyzes the aging of accounts receivable balances, historical bad debts, customer concentration and credit-worthiness, current economic trends and changes in the Company’s customer payment terms. Significant changes in customer concentrations or payment terms, deterioration of customer credit-worthiness or weakening economic trends could have a significant impact on the collectability of the receivables and the Company’s operating results. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. Management regularly reviews the aging of receivables and changes in payment trends by its customers, and records a reserve when it believes collection of amounts due are at risk.

Inventory, Policy [Policy Text Block]
Inventories: Inventory represents work in process for costs incurred on projects at PCT that have not been completed. The Company reviews these projects periodically to determine that the value of each project is stated at the lower of cost or market. Inventories were $0.6 million and $0 as of December 31, 2011 and 2010, respectively.

Property, Plant and Equipment, Policy [Policy Text Block]
Property, Plant, and Equipment:  The cost of property and equipment is depreciated over the estimated useful lives of the related assets. Depreciation is computed on the straight-line method. Repairs and maintenance expenditures that do not extend original asset lives are charged to expense as incurred.

Property, plant, and equipment consisted of the following (in thousands):

	Useful Life	December 31, 2011	December 31, 2010

Building and improvements	25-30 years	$9,874.0	$—
Machinery and equipment	8-12 years	17.9	—
Lab equipment	5-7 years	1,559.1	365.8
Furniture and fixtures	5-12 years	632.4	274.3
Software	3-5 years	98.3	99.6
Leasehold improvements	2-3 years	702.0	64.9
Property, plant and equipment, Gross		12,883.6	804.6
Accumulated depreciation		(1,267.6)	(369.1)
Property, plant and equipment, Net		$11,616.1	$435.5

The Company’s results included depreciation expense of approximately $0.9 million and $0.2 million for the years ended December 31, 2011 and 2010, respectively.

Income Tax, Policy [Policy Text Block]
Income Taxes:  The Company recognizes (a) the amount of taxes payable or refundable for the current year and (b) deferred tax liabilities and assets for the future tax consequences of events that have been recognized in the Company’s financial statements or tax returns. The Company continues to evaluate the accounting for uncertainty in tax positions. The guidance requires companies to recognize in their financial statements the impact of a tax position if the position is more likely than not of being sustained on audit. The position ascertained inherently requires judgment and estimates by management. As of December 31, 2011, management does not believe the Company has any material uncertain tax positions that would require it to measure and reflect the potential lack of sustainability of a position on audit in its financial statements. The Company will continue to evaluate its uncertain tax positions in future periods to determine if measurement and recognition in its financial statements is necessary. The Company does not believe there will be any material changes in its unrecognized tax positions over the next year.

Business Combinations Policy [Policy Text Block]
Recognizing and Measuring Assets Acquired and Liabilities Assumed in Business Combinations at Fair Value: The Company accounts for acquired businesses using the purchase method of accounting, which requires that assets acquired and liabilities assumed be recorded at date of acquisition at their respective fair values. The consolidated financial statements and results of operations reflect an acquired business after the completion of the acquisition. The fair value of the consideration paid, including contingent consideration, is assigned to the underlying net assets of the acquired business based on their respective fair values. Any excess of the purchase price over the estimated fair values of the net assets acquired is recorded as goodwill. Beginning in 2009, amounts allocated to IPR&D are included on the balance sheet (refer to discussion above in “Goodwill and Intangible Assets with Indefinite Lives”). Intangible assets, including IPR&D assets upon successful completion of the project and approval of the product, are amortized on a straight-line basis to amortization expense over the expected life of the asset. Significant judgments are used in determining the estimated fair values assigned to the assets acquired and liabilities assumed and in determining estimates of useful lives of long-lived assets. Fair value determinations and useful life estimates are based on, among other factors, estimates of expected future net cash flows, estimates of appropriate discount rates used to present value expected future net cash flow streams, the timing of approvals for IPR&D projects and the timing of related product launch dates, the assessment of each asset’s life cycle, the impact of competitive trends on each asset’s life cycle and other factors. These judgments can materially impact the estimates used to allocate acquisition date fair values to assets acquired and liabilities assumed and the resulting timing and amount of amounts charged to, or recognized in current and future operating results. For these and other reasons, actual results may vary significantly from estimated results.

The Company determines the acquisition date fair value of contingent consideration obligations based on a probability-weighted income approach derived from revenue estimates, post-tax gross profit levels and a probability assessment with respect to the likelihood of achieving contingent obligations including contingent payments such as milestone obligations, royalty obligations and contract earn-out criteria, where applicable. The fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement as defined in fair value measurement accounting. The resultant probability-weighted cash flows are discounted using an appropriate effective annual interest rate. At each reporting date, the contingent consideration obligation will be revalued to estimated fair value and changes in fair value will be reflected as income or expense in our consolidated statement of operations. Changes in the fair value of the contingent consideration obligations may result from changes in discount periods and rates, changes in the timing and amount of revenue estimates and changes in probability assumptions with respect to the likelihood of achieving the various contingent payment obligations. Adverse changes in assumptions utilized in our contingent consideration fair value estimates could result in an increase in our contingent consideration obligation and a corresponding charge to operating income.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill and Other Intangible Assets:  Goodwill is the excess of purchase price over the fair value of identified net assets of businesses acquired. The Company’s intangible assets with an indefinite life are related to in process research and development for AMR-001, the clinical candidate acquired in the Amorcyte acquisition, as the Company expects this research and development to provide the Company with substantial benefit for a period that extends beyond the foreseeable horizon. Amortized intangible assets consist of customer lists, manufacturing technology, and tradename, as well as patents and rights associated primarily with the VSEL™ Technology. These intangible assets are amortized on a straight line basis over their respective useful lives.

The Company reviews goodwill and indefinite-lived intangible assets at least annually for possible impairment. Goodwill and indefinite-lived intangible assets are reviewed for possible impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. The Company tests its goodwill and indefinite-lived intangible assets on December 31. The Company reviews the carrying value of goodwill and indefinite-lived intangible assets utilizing a discounted cash flow model, and, where appropriate, a market value approach is also utilized to supplement the discounted cash flow model. The Company makes assumptions regarding estimated future cash flows, discount rates, long-term growth rates and market values to determine each reporting unit’s estimated fair value. If these estimates or related assumptions change in the future, the Company may be required to record impairment charges.

Derivatives, Policy [Policy Text Block]
Derivatives:  Derivative instruments, including derivative instruments embedded in other contracts, are recorded on the balance sheet as either an asset or liability measured at its fair value. Changes in the fair value of derivative instruments are recognized currently in results of operations unless specific hedge accounting criteria are met. The Company has not entered into hedging activities to date. As a result of certain financings (see Note 8), derivative instruments were created that are measured at fair value and marked to market at each reporting period. Changes in the derivative value are recorded as other income (expense) on the consolidated statements of operations.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Evaluation of Long-lived Assets:  The Company reviews long-lived assets and finite-lived intangibles assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset exceeds the fair value of the asset. If other events or changes in circumstances indicate that the carrying amount of an asset that the Company expects to hold and use may not be recoverable, the Company will estimate the undiscounted future cash flows expected to result from the use of the asset or its eventual disposition, and recognize an impairment loss. The impairment loss, if determined to be necessary, would be measured as the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-Based Compensation:  The Company expenses all share-based payment awards to employees, directors, advisors and consultants, including grants of stock options, warrants, and restricted stock, over the requisite service period based on the grant date fair value of the awards. Advisor and consultant awards are remeasured each reporting period through vesting. For awards with performance-based vesting criteria, the Company estimates the probability of achievement of the performance criteria and recognizes compensation expense related to those awards expected to vest. The Company determines the fair value of certain share-based awards using the Black-Scholes option-pricing model which uses both historical and current market data to estimate the fair value. This method incorporates various assumptions such as the risk-free interest rate, expected volatility, expected dividend yield and expected life of the options or warrants. The fair value of the Company’s restricted stock and restricted stock units is based on the closing market price of the Company’s common stock on the date of grant. See Note 9.

Earnings Per Share, Policy [Policy Text Block]
Loss Per Share:  Basic loss per share is based on the weighted effect of all common shares issued and outstanding, and is calculated by dividing net loss attributable to common shareholders by the weighted average shares outstanding during the period. Diluted loss per share, which is calculated by dividing net loss attributable to common shareholders by the weighted average number of common shares used in the basic loss per share calculation plus the number of common shares that would be issued assuming conversion of all potentially dilutive securities outstanding, is not presented as such potentially dilutive securities are anti-dilutive in all periods presented. For the years ended December 31, 2011 and 2010, the Company incurred net losses and therefore no common stock equivalents were utilized in the calculation of loss per share. At December 31, 2011 and 2010, the Company excluded the following potentially dilutive securities:

	December 31,
	2011	2010
Stock Options	17,143,505	13,032,214
Warrants	37,389,825	21,843,507
Series E Preferred Stock, Common stock equivalents	3,989,669	5,289,948
Restricted Shares	976,668	51,666

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

Clinical Services: The Company recognizes revenue for its cell development and manufacturing services based on the terms of individual contracts. Cell development services generally contain multiple stages, which the Company evaluates for multiple elements. Each stage does not have stand-alone value and are dependent upon one another; therefore the Company recognizes revenue on a completed contract basis. Manufacturing services represent separate and distinct arrangements, and the Company is paid for time and materials or for fixed monthly amounts and revenue is recognized when efforts are expended or contractual terms have been met.

Clinical Services Reimbursements: The Company separately charges the customers for reimbursable expenses that are specified in each clinical services contract. On a monthly basis, the Company bills customers for reimbursable expenses and immediately recognizes reimbursement revenue, as the revenue is deemed earned as reimbursable expenses are incurred. For the years ended December 31, 2011 and 2010, clinical services reimbursements were $2.6 million and $0, respectively.

Processing and Storage Services: The Company recognizes revenue related to the collection and cryopreservation of cord blood and autologous adult stem cells when the cryopreservation process is completed which is approximately twenty four hours after cells have been collected. Revenue related to advance payments of storage fees is recognized ratably over the period covered by the advance payments.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value Measurements:  Fair value of financial assets and liabilities that are being measured and reported are defined as the exchange price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market at the measurement date (exit price). The Company is required to classify fair value measurements in one of the following categories:
Level 1 inputs which are defined as quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level 2 inputs which are defined as inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.
Level 3 inputs are defined as unobservable inputs for the assets or liabilities. Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.

The Company determined the fair value of funds invested in short term investments, which are considered trading securities, to be level 1 inputs measured by quoted prices of the securities in active markets. The Company determined the fair value of funds invested in money market funds to be level 1. The Company determined the fair value of the embedded derivative liabilities and warrant derivative liabilities to be level 3 inputs. These inputs require material subjectivity because value is derived through the use of a lattice model that values the derivatives based on probability weighted discounted cash flows. The following table sets forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2011, and December 31, 2010 (in thousands):

	December 31, 2011
	Fair Value Measurements Using Fair Value Hierarchy
	Level 1	Level 2	Level 3
Money market investments	$2,497.4	$—	$—
Embedded derivative liabilities	—	—	391.7
Warrant derivative liabilities	—	—	82.7
Contingent consideration	—	—	3,130.0

	December 31, 2010
	Fair Value Measurements Using Fair Value Hierarchy
	Level 1	Level 2	Level 3
Money market investments	$—	$2,501.0	$—
Embedded derivative liabilities	—	—	2,281.8
Warrant derivative liabilities	—	—	289.6

Subsequent to December 31, 2010 the Company reevaluated the characteristics of the money market savings account, currently recorded as other assets, and determined it is not tied to underlying securities and has been reclassified to level 1.

The fair value measurement of the contingent consideration obligations is determined using Level 3 inputs. The fair value of contingent consideration obligations is based on a probability-weighted income approach. The measurement is based upon unobservable inputs supported by little or no market activity based on our own assumptions. Changes in the fair value of the contingent consideration obligations are recorded in our consolidated statement of operations. Contingent consideration was recognized on October 17, 2011 in connection with the Amorcyte merger. See Note 4. There were no changes in contingent consideration fair value as of December 31, 2011.

For those financial instruments with significant Level 3 inputs, the following table summarizes the activity for the years ended December 31, 2011 and 2010 by type of instrument (in thousands):

	Embedded Derivatives	Warrants
Beginning liability balance, December 31, 2009	$—	$36.0
Convertible redeemable Series E preferred stock and warrants issued	2,131.1	266.0
Change in fair value recorded in earnings	150.7	(12.4)
Ending liability balance, December 31, 2010	$2,281.8	$289.6
Change in fair value recorded in earnings	(1,890.1)	(206.9)
Ending liability balance, December 31, 2011	$391.7	$82.7

Some of the Company’s financial instruments are not measured at fair value on a recurring basis, but are recorded at amounts that approximate fair value due to their liquid or short-term nature, such as cash and cash equivalents, restricted cash, accounts receivable, accounts payable, notes payable and bank loans.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation:  As the Company’s Chinese pharmaceutical business, which is reported in discontinued operations (see Note 11), is a self-contained and integrated entity, and the Company’s Chinese stem cell business’ future cash flow is intended to be sufficient to service its additional financing requirements, the Chinese subsidiaries’ functional currency is the Renminbi (“RMB”), and the Company’s reporting currency is the US dollar. Results of foreign operations are translated at the average exchange rates during the period, and assets and liabilities are translated at the closing rate at the end of each reporting period. Cash flows are also translated at average exchange rates for the period, therefore, amounts reported on the consolidated statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheet.

Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss) and amounted to $4.2 million and $2.8 million as of December 31, 2011 and December 31, 2010, respectively.

Research and Development Expense, Policy [Policy Text Block]
Research and Development Costs:  Research and development (“R&D”) expenses include salaries, benefits, and other headcount related costs, clinical trial and related clinical manufacturing costs, contract and other outside service fees including sponsored research agreements, and facilities and overhead costs. The Company expenses the costs associated with research and development activities when incurred.

To further drive the Company’s cell therapy initiatives, the Company will continue targeting key governmental agencies, congressional committees and not-for-profit organizations to contribute funds for the Company’s research and development programs. The Company accounts for government grants as a deduction to the related expense in research and development operating expenses when earned.